JPMORGAN TRUST IV

270 Park Avenue

New York, NY 10017

July 5, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the JPMorgan Flexible Long/Short Fund and
JPMorgan High Yield Opportunities Fund (the “Funds”)
File Nos. 333-208312 and 811-23117

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the Funds and the Statement of Addition Information for the JPMorgan High Yield Opportunities Fund do not differ from the Prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 33 (Amendment 34 under the Investment Company Act of 1940) filed electronically on June 29, 2017.

If you have any questions, please call the undersigned at (614) 213-4042.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary